Cover	6 Months Ended
Jul. 31, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Registrant Name	Rezolve AI plc
Document Period End Date	Jul. 31, 2025
Entity File Number	001-42254
Entity Central Index Key	0001920294
Current Fiscal Year End Date	--01-31
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Address, Country	GB